NOTE PAYABLE (Detailsl) (USD $)	0 Months Ended	12 Months Ended
	Dec. 15, 2004	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Debt Instrument [Line Items]
Proceeds from related party	$ 1,000,000
Minimum percentage of beneficially owned common stock	10.00%
Periodic payment of interest		12,500
Interest expense		$ 50,000	$ 50,000	$ 59,375
Notes Payable Maturing December 2010 [Member]
Debt Instrument [Line Items]
Interest rate		7.50%
Notes Payable Maturing December 2013 [Member]
Debt Instrument [Line Items]
Interest rate		5.00%